Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geographic Region	The Company’s disaggregation of revenue primary geographic region is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
North America	$450,022	$437,191	$501,332
Outside North America	68,789	61,509	66,272

Revenue	$518,811	$498,700	$567,604

Schedule of Disaggregation of Revenue by Major Business Activities	The Company’s disaggregation of revenue by major business activity is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Event Cloud	$362,073	$316,080	$379,216
Hospitality Cloud	156,738	182,620	188,388

Revenue	$518,811	$498,700	$567,604